Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

Note 16 – Income Taxes

A.	Corporate income tax rate

a)	The income tax rates relevant to the Parent company in Nevada for the years 2023 and 2022 was 21%.

The tax rates relevant to the Subsidiary for the years 2023 and 2022 was 23%.

Current taxes for the reported periods are calculated according to the enacted tax rates presented above.

b)	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the “Investments Law”).

The Israeli Investments Law applies to Preferred Income derived or accrued in 2011 and thereafter by a Preferred Company.

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 16 – Income Taxes (Cont’d)

The law provides a uniform and reduced income tax rate for all the Subsidiary’s income entitled to the benefits (“Preferred Income”). Starting from tax year 2017, the tax rate on Preferred Income for a company operating in the same area as the Subsidiary is 7.5%, subject to terms as defined within the Investments law.

B.	Deferred tax assets

The following is a summary of the significant components of deferred tax assets:

	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Operating loss carryforwards	1,678	1,118
Research and development costs capitalized for tax purposes	423	341
Payroll and related payables	7	4
Lease liability	9	26
Total deferred tax assets	2,117	1,489

Right of use asset- deferred tax liability	(19)	(35)

Total deferred tax assets, net	2,098	1,454
Valuation allowance for deferred tax assets	(2,098)	(1,454)

Deferred tax assets, net of valuation allowance	-	-

As of December 31, 2023, and 2022, the Company has provided full valuation allowance of US$ 2,098 thousand and US$ 1,454 thousand against its deferred tax assets given that it is not more likely than not that it will generate sufficient income for tax purposes to utilize the available deferred tax assets in the foreseeable future.

C.	Accounting for uncertainty in income taxes

For the years ended December 31, 2023, 2022, the Company did not have any significant unrecognized tax benefits. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months.

The Company accounts for interest and penalties related to an underpayment of income taxes as a component of income tax expense. For the years ended December 31, 2023 and 2022, no interest and penalties related to income taxes have been accrued.

D.	Operating losses carry forwards and valuation allowance

As of December 31, 2023, and 2022, the Company had operating loss carryforwards in the amount of US$ 7,668 thousand and US$ 4,825 thousand, respectively. The parent company and its subsidiary can reduce future taxable income with no limitation to the period of use.

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 16 – Income Taxes (Cont’d)

E.	Composition of loss from continuing operations before income taxes:

	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Loss from continuing operations before income taxes:
US	346	283
Israel	4,563	4,451

	4,909	4,734

F.	Income tax assessment

As of December 31, 2023, the Subsidiary has tax assessments that are considered as final in Israel due to lapse of statute of limitation period, through tax year 2018. The Parent Company has not been assessed for income tax purposes in the U.S. since its inception and is open to examination by the IRS from the tax year 2019.

G.	Reconciliation of the statutory income tax expense (benefit) to actual income tax expense

Reconciliation between the theoretical income tax expense, assuming all income is taxed at the federal statutory income tax rate applicable to income of the Parent Company and the actual income tax expense as reported in the statements of operations is as follows:

	For the years ended
	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Loss before income taxes as reported in the statements of operations	(4,909)	(4,734)

Statutory tax rate	21%	21%

Theoretical income tax benefit on the above amount at the US federal statutory income tax rate	(1,031)	(994)

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 16 – Income Taxes (Cont’d)

G.	Reconciliation of the statutory income tax expense (benefit) to actual income tax expense (cont’d)

Additional tax (tax savings) in respect of:

Nondeductible expenses	389	332
Differences in tax rates between statutory tax and income tax of the Subsidiary*	(91)	(89)
Change in valuation allowance	644	553
Effect of currency exchange differences	87	121
Other	2	77

Actual taxes on income	-	-

(*)	The Subsidiary operates in Israel in a tax jurisdiction with a corporate income tax rate of 23%.

H.	Roll forward of valuation allowance

US Dollars (In thousands)
Balance on January 1, 2022	901
Change in valuation allowance – income tax expenses	553

Balance on December 31, 2022	1,454
Change in valuation allowances - Income tax expense	644

Balance on December 31, 2023	2,098

IR-Med, Inc.

Notes to the Consolidated Financial Statements